Condensed Financial Information of DHT Holdings, Inc. - Profit(loss) reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profitloss Reconciliation [Abstract]
Profit/(loss) of the parent company only under cost method off accounting	$ (86,143)	$ 20,293
Additional profit/(loss) if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	39,014	(13,664)
Profit/(loss) of the parent company only under equity method of accounting	$ (47,128)	$ 6,628